Share Capital - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 £ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 AmericanDepositaryShares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 AmericanDepositaryShares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 AmericanDepositaryShares £ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		11,571,487	3,857,162	8,052,699	2,684,233	6,768,894
Options granted		7,703,826	2,567,942	5,821,131	1,940,377	2,259,153
Options forfeited		(1,474,443)	(871,309)		(709,531)	(563,541)
Options expired		(1,139,484)
Options exercised		(807,927)	(269,309)		(57,917)	(411,807)
At December 31, 2023		15,853,459	5,284,486	11,571,487	3,857,162	8,052,699	2,684,233
Weighted average Exercise price (£) | (per share)	£ 395.61	£ 395.61	£ 395.61	£ 1,248.95	£ 1,248.95	£ 329.74	£ 329.74	$ 14.8	$ 15.1	$ 7.32	£ 226.83
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		3,857,162
Options granted		2,567,942
Options forfeited		(491,481)
Options expired		(379,828)
Options exercised		(269,309)
At December 31, 2023		5,284,486		3,857,162
Options Issued in 2014
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		4,000
At December 31, 2023		4,000		4,000
Year of issue	2014
Weighted average Exercise price (£) | (per share)	£ 3.39	£ 3.39	3.39					4.23
Weighted average years to expiry date	8 months 1 day
Options Issued in 2015
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		3,333
At December 31, 2023		3,333		3,333
Year of issue	2015
Weighted average Exercise price (£) | (per share)	£ 3.39	£ 3.39	3.39					4.23
Weighted average years to expiry date	1 year 6 months 3 days
Options Issued in 2016
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		9,857
At December 31, 2023		9,857		9,857
Year of issue	2016
Weighted average Exercise price (£) | (per share)	£ 4.12	£ 4.12	4.12					5.14
Weighted average years to expiry date	2 years 4 months 6 days
Options Issued in 2017
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		49,165
Options exercised		(9,166)
At December 31, 2023		39,999		49,165
Year of issue	2017
Weighted average Exercise price (£) | (per share)	£ 6.46	£ 6.46	6.46					8.05
Weighted average years to expiry date	3 years 10 months 24 days
Options Issued in 2018
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		44,422
Options exercised		(7,826)
At December 31, 2023		36,596		44,422
Year of issue	2018
Weighted average Exercise price (£) | (per share)	£ 0.16	£ 0.16	0.16					0.20
Weighted average years to expiry date	4 years 2 months 26 days
Options Issued in 2019
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		725,518
Options exercised		(147,820)
At December 31, 2023		577,698		725,518
Year of issue	2019
Weighted average Exercise price (£) | (per share)	£ 4.30	£ 4.30	4.30					5.36
Weighted average years to expiry date	2 years 9 months 29 days
Options Issued in 2020
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		603,440
Options expired		(303,000)
Options exercised		(39,233)
At December 31, 2023		261,207		603,440
Year of issue	2020
Weighted average Exercise price (£) | (per share)	£ 6.60	£ 6.60	6.60					8.23
Weighted average years to expiry date	6 years 5 months 4 days
Options Issued in 2021
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		822,984
Options forfeited		(71,819)
Options expired		(24,286)
Options exercised		(64,535)
At December 31, 2023		662,344		822,984
Year of issue	2021
Weighted average Exercise price (£) | (per share)	£ 17.94	£ 17.94	17.94					22.37
Weighted average years to expiry date	7 years 1 month 13 days
Options Issued in 2022
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2023		1,594,443
Options forfeited		(130,063)
Options expired		(44,517)
At December 31, 2023		1,419,863		1,594,443
Year of issue	2022
Weighted average Exercise price (£) | (per share)	£ 14.83	£ 14.83	14.83					18.49
Weighted average years to expiry date	8 years 1 month 2 days
Option Issued in 2023
Disclosure Of Classes Of Share Capital [Line Items]
Options granted		2,567,942
Options forfeited		(289,599)
Options expired		(8,025)
Options exercised		(729)
At December 31, 2023		2,269,589
Year of issue	2023
Weighted average Exercise price (£) | (per share)	£ 11.13	£ 11.13	£ 11.13					$ 13.88
Weighted average years to expiry date	9 years 1 month 20 days